Summary of Significant Accounting Policies (Allowance for Doubtful Account Activity) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Allowance for Doubtful Accounts Activity [Abstract]
Beginning balance	$ 1,266	$ 596	$ 596	$ 800
Charged to or released from expenses	1,596	670	815	(200)	800
Bad debt write-offs			(145)	(4)
Ending Balance	$ 2,700		$ 1,266	$ 596	$ 800